NET CAPITAL REQUIREMENTS	9 Months Ended
Sep. 30, 2024
NET CAPITAL REQUIREMENTS
NET CAPITAL REQUIREMENTS
16.	NET CAPITAL REQUIREMENTS

The Company operates four registered broker-dealers that are subject to the SEC Uniform Net Capital Rule (Rule 15c3-1). This requires the Company to maintain certain minimum net capital requirements. As of and for the periods ended September 30, 2024 and December 31, 2023, all broker-dealers had net capital in excess of the required minimums.